UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Courage Miller Partners, LLC
       101 W. Main Street, Suite 720
       Norfolk, Virginia 23510

Form 13F File Number:  28-14916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey Miller
Title: Member
Phone: 757-390-3100

Signature, Place, and Date of Signing:

  Jeffrey Miller           Norfolk, Virginia          May 2, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Correction of values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:                44
                                                  -----------------------

Form 13F Information Table Value Total:             126176 (x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Apple Inc                            STOCK   37833100         223      504SH               SOLE                                504
Charles Schwab Intl Small Cap Eqty   ETF    808524888        3857   137115SH               SOLE                             137115
Charles Schwab Short Term US Treas   ETF    808524862        4883    96610SH               SOLE                              96610
Charles Schwab US Large Cap          ETF    808524201         208     5569SH               SOLE                               5569
Charles Schwab US Mid-Cap            ETF    808524508         264     8360SH               SOLE                               8360
Charles Schwab US Small Cap          ETF    808524607         207     4839SH               SOLE                               4839
CurrencyShares Jap Yen Trst          ETF    23130A102        1610    15477SH               SOLE                              15477
CurrencyShares Swiss Franc Trst      ETF    23129V109        1727    16694SH               SOLE                              16694
Diamonds Trust Series I              ETF    252787106         228     1566SH               SOLE                               1566
iShares 1-3 Year Credit Bd Fd        ETF    464288646        9697    91883SH               SOLE                              91883
iShares Barclays Aggr Bd Fd          ETF    464287226        7946    71758SH               SOLE                              71758
iShares Barclays Intrmd Crd Bd Fd    ETF    464288638        7389    66488SH               SOLE                              66488
iShares Cohen Steer Rlty Maj Idx Fd  ETF    464287564        2502    30344SH               SOLE                              30344
iShares FTSE NAREIT RdtlPlusCapIdx   ETF    464288562        2555    49538SH               SOLE                              49538
iShares Gold Trust                   ETF    464285105        5299   341405SH               SOLE                             341405
iShares Morningstr Lrg Grwth Idx Fd  ETF    464287119        2500    30590SH               SOLE                              30590
iShares Morningstr Lrg Val Idx Fd    ETF    464288109        2831    40034SH               SOLE                              40034
iShares Morningstr Mid Grwth Idx Fd  ETF    464288307        2875    24282SH               SOLE                              24282
iShares Morningstr Mid Val Idx Fd    ETF    464288406        2847    30115SH               SOLE                              30115
iShares Morningstr Sm Grwth Idx Fd   ETF    464288604        2392    22870SH               SOLE                              22870
iShares Morningstr Sm Val Idx Fd     ETF    464288703        2392    23105SH               SOLE                              23105
iShares S&P 500 Growth Index         ETF    464287309        3739    45392SH               SOLE                              45392
iShares S&P 500 Value Index          ETF    464287408        3817    51726SH               SOLE                              51726
iShares S&P Aggressive Allocatn Fd   ETF    464289859         603    15152SH               SOLE                              15152
iShares S&P Europe 350 Index         ETF    464287861        4236   106670SH               SOLE                             106670
iShares S&P Mid-Cap Growth ETF       ETF    464287606        3727    29087SH               SOLE                              29087
iShares S&P Mid-Cap Value ETF        ETF    464287705        3856    38222SH               SOLE                              38222
iShares S&P NAmer Nat Res Sc Idx Fd  ETF    464287374        2403    59237SH               SOLE                              59237
iShares S&P Small Cap 600 Grwth Idx  ETF    464287887        2993    31881SH               SOLE                              31881
iShares S&P Small Cap 600 Value      ETF    464287879        2961    32927SH               SOLE                              32927
iShares Silver Trust                 ETF    46428Q109        3221   117412SH               SOLE                             117412
iShares Tr Lehman Tips               ETF    464287176        1746    14394SH               SOLE                              14394
iShares Tr S&P Citigroup             ETF    464288125         329     3523SH               SOLE                               3523
iShares Trust                        ETF    464288513         443     4699SH               SOLE                               4699
PIMCO 1-5 Year US TIPS Idx Fd        ETF    72201R205        6155   113420SH               SOLE                             113420
Powershares QQQ Trust                ETF    73935A104         207     3001SH               SOLE                               3001
Rydex CurrencyShares Euro Curr       ETF    23130C108        1753    13796SH               SOLE                              13796
SPDR Barclays Cap Sh Term Int Tr Bd  ETF    78464A334        4598   130066SH               SOLE                             130066
Vanguard FTSE All Wrld EX US Idx Fd  ETF    922042775        5469   117970SH               SOLE                             117970
Vanguard Large Cap ETF               ETF    922908637        1292    18010SH               SOLE                              18010
Vanguard MSCI Emerg Mkts  ETF        ETF    922042858        2744    63970SH               SOLE                              63970
Vanguard Pacific Stock Idx Fd        ETF    922042866        3265    56264SH               SOLE                              56264
Vanguard Total Stock Mrkt            ETF    922908769         383     4735SH               SOLE                               4735
Wisdom Tree Emerging Curr Fd         ETF    97717W133        1804    85681SH               SOLE                              85681

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